Commitments and Contingencies - Summary of Commitments to Purchase Mineral Stream (Detail) - $ / oz		12 Months Ended
		Dec. 31, 2025	Sep. 16, 2025	Sep. 15, 2025	May 16, 2023
Constancia [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		50.00%
Per Ounce Cash Payment	[1]	429
Term of Agreement		Life of Mine
Date of Original Contract		Aug. 08, 2012
Constancia [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Per Ounce Cash Payment	[2],[3]	6.32
Term of Agreement		Life of Mine
Date of Original Contract		Aug. 08, 2012
Salobo [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		75.00%
Per Ounce Cash Payment	[1]	433
Term of Agreement		Life of Mine
Date of Original Contract		Feb. 28, 2013
Sudbury [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		70.00%
Per Ounce Cash Payment	[1]	400
Term of Agreement		20 years
Date of Original Contract		Feb. 28, 2013
San Dimas [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased, description	[4]	variable
Per Ounce Cash Payment	[1]	643
Term of Agreement		Life of Mine
Date of Original Contract		May 10, 2018
Stillwater [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	[1],[5]	18.00%
Percentage of production to be purchased		100.00%
Term of Agreement		Life of Mine
Date of Original Contract		Jul. 16, 2018
Stillwater [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	[6]	18.00%
Percentage of production to be purchased	[7]	4.50%
Term of Agreement		Life of Mine
Date of Original Contract		Jul. 16, 2018
Marathon [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	[1],[5]	18.00%
Percentage of production to be purchased	[8]	100.00%
Term of Agreement		Life of Mine
Date of Original Contract		Jan. 26, 2022
Marathon [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	[6]	18.00%
Percentage of production to be purchased	[7]	22.00%
Term of Agreement		Life of Mine
Date of Original Contract		Jan. 26, 2022
Copper World [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Per Ounce Cash Payment	[1]	450
Term of Agreement		Life of Mine
Date of Original Contract		Feb. 10, 2010
Copper World [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Per Ounce Cash Payment	[3]	3.9
Term of Agreement		Life of Mine
Date of Original Contract		Feb. 10, 2010
Marmato [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	[1],[5]	18.00%
Percentage of production to be purchased	[8]	10.50%
Term of Agreement		Life of Mine
Date of Original Contract		Nov. 05, 2020
Marmato [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	[3],[9]	18.00%
Percentage of production to be purchased	[10]	100.00%
Term of Agreement		Life of Mine
Date of Original Contract		Nov. 05, 2020
Santo Domingo [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	[1],[5]	18.00%
Percentage of production to be purchased	[8]	100.00%
Term of Agreement		Life of Mine
Date of Original Contract		Mar. 24, 2021
Fenix [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	[1]	20.00%
Percentage of production to be purchased		22.00%
Term of Agreement		Life of Mine
Date of Original Contract		Nov. 15, 2021
Blackwater [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	[1]	35.00%
Percentage of production to be purchased	[8]	8.00%
Term of Agreement		Life of Mine
Date of Original Contract		Dec. 13, 2021
Blackwater [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	[3],[9]	18.00%
Percentage of production to be purchased	[10]	50.00%
Term of Agreement		Life of Mine
Date of Original Contract		Dec. 13, 2021
Goose [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	[1],[5]	18.00%
Percentage of production to be purchased	[8]	2.78%
Term of Agreement		Life of Mine
Date of Original Contract		Feb. 08, 2022
Cangrejos [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	[1],[5]	18.00%
Percentage of production to be purchased		4.40% [8]	4.40%	6.60%	6.60%
Term of Agreement		Life of Mine
Date of Original Contract		May 16, 2023
Platreef [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	[8]	62.50%
Per Ounce Cash Payment	[1],[8]	100
Term of Agreement	[8]	Life of Mine
Date of Original Contract	[11]	Dec. 07, 2021
Platreef [Member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	[7]	30.00%
Percentage of production to be purchased	[7]	5.25%
Term of Agreement	[7]	Life of Mine
Date of Original Contract	[12]	Dec. 07, 2021
Platreef [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	[7]	30.00%
Percentage of production to be purchased	[7]	5.25%
Term of Agreement	[7]	Life of Mine
Date of Original Contract	[12]	Dec. 07, 2021
Curraghinalt [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	[1],[5]	18.00%
Percentage of production to be purchased	[8]	3.05%
Term of Agreement		Life of Mine
Date of Original Contract		Nov. 15, 2023
Kudz Ze Kayah [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	[1]	20.00%
Percentage of production to be purchased		7.375%
Term of Agreement		Life of Mine
Date of Original Contract	[11]	Dec. 22, 2021
Kudz Ze Kayah [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	[3]	20.00%
Percentage of production to be purchased	[13]	7.375%
Term of Agreement		Life of Mine
Date of Original Contract	[11]	Dec. 22, 2021
Penasquito [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		25.00%
Per Ounce Cash Payment	[3]	4.62
Term of Agreement		Life of Mine
Date of Original Contract		Jul. 24, 2007
Antamina [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	[3]	20.00%
Percentage of production to be purchased		33.75%
Term of Agreement		Life of Mine
Date of Original Contract		Nov. 03, 2015
Voisey's Bay [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per pound cash payment as percentage of the per pound price received related to metal delivered	[6]	18.00%
Percentage of production to be purchased	[7]	42.40%
Term of Agreement		Life of Mine
Date of Original Contract		Jun. 11, 2018
Los Filos [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Per Ounce Cash Payment	[3]	4.74
Term of Agreement		25 years
Date of Original Contract		Oct. 15, 2004
Zinkgruvan [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Per Ounce Cash Payment	[3]	4.81
Term of Agreement		Life of Mine
Date of Original Contract		Dec. 08, 2004
Stratoni [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Per Ounce Cash Payment	[3]	11.54
Term of Agreement		Life of Mine
Date of Original Contract		Apr. 23, 2007
Neves-Corvo [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Per Ounce Cash Payment	[3]	4.55
Term of Agreement		50 years
Date of Original Contract		Jun. 05, 2007
Aljustrel [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	[3]	50.00%
Percentage of production to be purchased	[14]	100.00%
Term of Agreement		50 years
Date of Original Contract		Jun. 05, 2007
Loma de La Plata [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		12.50%
Per Ounce Cash Payment	[3]	4
Term of Agreement		Life of Mine
Cozamin [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	[3]	10.00%
Percentage of production to be purchased	[10]	50.00%
Term of Agreement		Life of Mine
Date of Original Contract		Dec. 11, 2020
Mineral Park [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	[3],[9]	18.00%
Percentage of production to be purchased		100.00%
Term of Agreement		Life of Mine
Date of Original Contract		Oct. 24, 2023
Toroparu [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		10.00%
Per Ounce Cash Payment	[1]	400
Term of Agreement		Life of Mine
Date of Original Contract		Nov. 11, 2013
Toroparu [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		50.00%
Per Ounce Cash Payment	[3]	3.9
Term of Agreement		Life of Mine
Date of Original Contract		Nov. 11, 2013
Cotabambas [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	[8]	25.00%
Per Ounce Cash Payment	[1]	450
Term of Agreement		Life of Mine
Date of Original Contract		Mar. 21, 2016
Cotabambas [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	[10]	100.00%
Per Ounce Cash Payment	[3]	5.9
Term of Agreement		Life of Mine
Date of Original Contract		Mar. 21, 2016
Kutcho [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	[1]	20.00%
Percentage of production to be purchased		100.00%
Term of Agreement		Life of Mine
Date of Original Contract		Dec. 14, 2017
Kutcho [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	[3]	20.00%
Percentage of production to be purchased		100.00%
Term of Agreement		Life of Mine
Date of Original Contract		Dec. 14, 2017
El Domo [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	[1],[5]	18.00%
Percentage of production to be purchased	[8]	50.00%
Term of Agreement		Life of Mine
Date of Original Contract		Jan. 17, 2022
El Domo [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	[3],[9]	18.00%
Percentage of production to be purchased		75.00%
Term of Agreement		Life of Mine
Date of Original Contract		Jan. 17, 2022
Kone [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	[1],[15]	20.00%
Percentage of production to be purchased	[8]	19.50%
Term of Agreement		Life of Mine
Date of Original Contract		Oct. 23, 2024
Kurmuk [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	[1]	15.00%
Percentage of production to be purchased	[8]	6.70%
Term of Agreement		Life of Mine
Date of Original Contract		Dec. 05, 2024
El Alto [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	[5]	25.00%
Per Ounce Cash Payment	[3],[5]	3.9
Term of Agreement	[5]	Life of Mine
Date of Original Contract	[5]	Sep. 08, 2009
Spring Valley [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	[1],[15]	20.00%
Percentage of production to be purchased	[8]	8.00%
Term of Agreement		Life of Mine
Date of Original Contract		Nov. 06, 2025
Hemlo [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	[1],[15]	20.00%
Percentage of production to be purchased	[8]	10.13%
Term of Agreement		Life of Mine
Date of Original Contract		Nov. 26, 2025

[1]	The production payment is measured as either a fixed amount per ounce of gold delivered, or as a percentage of the spot price of gold on the date of delivery. Contracts where the payment is a fixed amount per ounce of gold delivered are subject to an annual inflationary increase, with the exception of Sudbury. Additionally, should the prevailing market price for gold be lower than this fixed amount, the per ounce cash payment will be reduced to the prevailing market price, subject to an annual inflationary factor.
[2]	Subject to an increase to $9.90 per ounce of silver after the initial 40-year term.
[3]	The production payment is measured as either a fixed amount per unit of silver delivered, or as a percentage of the spot price of silver on the date of delivery. Contracts where the payment is a fixed amount per ounce of silver delivered are subject to an annual inflationary increase, with the exception of Loma de La Plata. Additionally, should the prevailing market price for silver be lower than this fixed amount, the per ounce cash payment will be reduced to the prevailing market price, subject to an annual inflationary factor.
[4]	Under the terms of the San Dimas PMPA, the Company is entitled to an amount equal to 25% of the payable gold production plus an additional amount of gold equal to 25% of the payable silver production converted to gold at a fixed gold to silver exchange ratio of 70:1 from the San Dimas mine. If the average gold to silver price ratio decreases to less than 50:1 or increases to more than 90:1 for a period of 6 months or more, then the “70” shall be revised to “50” or “90”, as the case may be, until such time as the average gold to silver price ratio is between 50:1 to 90:1 for a period of 6 months or more in which event the “70” shall be reinstated. Effective October 29, 2025, the fixed gold to silver exchange ratio was revised from 90:1 to 70:1.
[5]	Previously referred to as Pascua-Lama.
[6]	To be increased to 22% once the market value of all metals delivered to Wheaton, net of the per unit cash payment, exceeds the initial upfront cash deposit.
[7]	Under certain PMPAs, the Company’s attributable metal percentage will be reduced once certain thresholds are achieved: a.Stillwater – reduced to 2.25% once the Company has received 375,000 ounces of palladium, with a further reduction to 1% once the Company has received 550,000 ounces. b.Platreef – reduced to 3% once the Company has received 350,000 ounces of combined palladium and platinum, with a further reduction to 0.1% once the Company has received a combined 485,115 ounces, at which point the per ounce cash payment increases to 80% of the spot price of palladium and platinum. If certain thresholds are met, including if production through the Platreef project concentrator achieves 5.5 Mtpa, the 0.1% residual palladium and platinum stream will terminate. c.Marathon – reduced to 15% once the Company has received 120,000 ounces of platinum. d.Voisey’s Bay – reduced to 21.2% once the Company has received 31 million pounds of cobalt.
[8]	Under certain PMPAs, the Company’s attributable gold percentage will be reduced once certain thresholds are achieved: a. Blackwater – reduced to 4% once the Company has received 464,000 ounces of gold. b. Platreef - reduced to 50% once the Company has received 218,750 ounces of gold, with a further reduction to 3.125% once the Company has received 428,300 ounces, at which point the per ounce cash payment increases to 80% of the spot price of gold. If certain thresholds are met, including if production through the Platreef project concentrator achieves 5.5 Mtpa, the 3.125% residual gold stream will terminate. c. Marmato – reduced to 5.25% once Wheaton has received 310,000 ounces of gold. d. Santo Domingo – reduced to 67% once the Company has received 285,000 ounces of gold. e. El Domo – reduced to 33% once the Company has received 145,000 ounces of gold. f. Marathon – reduced to 67% once the Company has received 150,000 ounces of gold. g. Goose – reduced to 1.44% once the Company has received 87,100 ounces of gold, with a further reduction to 1% once the Company has received 134,000 ounces. h. Cangrejos – reduced to 2.9% once the Company has received 469,000 ounces of gold. i. Curraghinalt – reduced to 1.5% once the Company has received 125,000 ounces of gold. j. Koné -reduced to 10.8% once the Company has received 400,000 ounces of gold, subject to adjustment if there are delays in deliveries relative to an agreed schedule, with a further reduction to 5.4% once the Company has received an additional 130,000 ounces of gold. k. Kurmuk – reduced to 4.8% once the Company has received 220,000 ounces of gold. During any period in which debt exceeding $150 million ranks ahead of the gold stream, the stream percentage increases to 7.15% and decreases to 5.25% once the drop down threshold is reached. l. Kudz Ze Kayah – reduced to 6.125% once the Company has received 330,000 ounces of gold, with a further reduction to 5.5% until the Company has received an additional 59,800 ounces of gold, with a further reduction to 5.5% until the Company has received an additional 270,200 ounces of gold, thereafter increased to 6.75%. m. Cotabambas – reduced to 16.67% once the Company has received 90 million silver equivalent ounces. n. Spring Valley – reduced to 6% once the Company has received 300,000 ounces of gold. o. Hemlo – reduced to 6.75% once the Company has received 135,750 ounces of gold (the “First Dropdown Threshold”), with a further reduction to 4.5% once the Company has received an additional 117,998 ounces of gold (the “Second Dropdown Threshold”), at which point this rate will apply for the life of the mine. Each of the First Dropdown Threshold and the Second Dropdown Threshold will be subject to adjustment if there are delays in deliveries relative to an agreed schedule, and commencing in 2033, if deliveries fall behind the agreed schedule by 10,000 ounces or more, the stream percentage will be increased by 5% until deliveries catch up with the agreed schedule. The payable gold will be reduced by half with respect to gold production from certain claims comprising the Interlake deposit
[9]	To be increased to 22% once the total market value of all metals delivered to the Company, net of the per ounce cash payment, exceeds the initial upfront cash deposit.
[10]	Under certain PMPAs, the Company’s attributable silver percentage will be reduced once certain thresholds are achieved: a. Blackwater – reduced to 33% once the Company has received 17.8 million ounces of silver. b. Marmato – reduced to 50% once the Company has received 2.15 million ounces of silver. c. Cozamin – reduced to 33% once the Company has received 10 million ounces of silver. d. Cotabambas – reduced to 66.67% once the Company has received 90 million silver equivalent ounces. e. Kudz Ze Kayah – reduced to 6.125% once the Company has received 43.30 million ounces of silver, with a further reduction to 5.5% until the Company has received an additional 7.96 million ounces of silver, with a further reduction to 5.5% until the Company has received an additional 35.34 million ounces of silver, thereafter increased to 6.75%.
[11]	Until October 23, 2029, there is a price adjustment mechanism under the Koné PMPA a. if the spot price of gold is less than $2,100 per ounce, the Company will pay 20% of $2,100 less 25% of the difference between $2,100 and $1,800, less 30% of the difference between $1,800 and the spot price of gold; and b. if the spot price is greater than $2,700 per ounce, the Company will pay 25% of the difference between $3,000 and $2,700, plus 30% of the difference between the actual spot price of gold and $3,000.
[12]	On February 27, 2024, the Company closed the Orion Purchase Agreement to acquire the Platreef and Kudz Ze Kayah PMPAs.
[13]	On February 27, 2024, the Company closed the Orion Purchase Agreement to acquire the Platreef and Kudz Ze Kayah PMPAs.
[14]	Wheaton only has the rights to silver contained in concentrate containing less than 15% copper at the Aljustrel mine.
[15]	Until October 23, 2029, there is a price adjustment mechanism under the Koné PMPA a.if the spot price of gold is less than $2,100 per ounce, the Company will pay 20% of $2,100 less 25% of the difference between $2,100 and $1,800, less 30% of the difference between $1,800 and the spot price of gold; and b.if the spot price is greater than $2,700 per ounce, the Company will pay 25% of the difference between $3,000 and $2,700, plus 30% of the difference between the actual spot price of gold and $3,000.